Note 4 - Deposits (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Time Deposits, at or Above FDIC Insurance Limit	$ 1,671,361	$ 1,593,144
Related Party Deposit Liabilities	$ 4,705,789	$ 4,907,657
Weighted Average Rate Domestic Deposit, Notice of Withdrawal	0.04%	0.12%
Weighted Average Rate Domestic Deposit, Savings	0.01%	0.01%
Weighted Average Rate Domestic Deposit, Certificates of Deposit	3.84%	2.73%
Customer Concentration Risk [Member] | Deposits Liabilities [Member]
Number of Major Customers	1	1
Customer Concentration Risk [Member] | Deposits Liabilities [Member] | One Customer [Member]
Concentration Risk, Percentage	16.00%	23.00%